Credit Risk - Summary of Annual Growth Rates over 4 Year Forecast for CIB portfolio (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long Run Global Growth Scenario
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GDP	1.30%
Upside Scenario | 5 year average increase/decrease
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GDP		3.70%
Upside Scenario | Cumulative growth/(fall) to peak/(trough)
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GDP		0.30%
Base case | 5 year average increase/decrease
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GDP		3.50%
Base case | Cumulative growth/(fall) to peak/(trough)
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GDP		0.50%
Downside Scenario | 5 year average increase/decrease
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GDP		3.00%
Downside Scenario | Cumulative growth/(fall) to peak/(trough)
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP		(1.20%)